Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.5%
		Argentina: 0.3%
12,147		Banco Macro SA ADR	$ 208,443	0.2
22,203		Grupo Financiero Galicia SA ADR	177,846	0.1
			386,289	0.3

		Brazil: 3.3%
155,885		Atacadao Distribuicao Comercio e Industria Ltd.	530,785	0.4
29,089		Banco Santander Brasil SA	137,260	0.1
100,304		CCR SA	277,249	0.2
127,409		Cia Siderurgica Nacional S.A.	247,116	0.2
71,951		IRB Brasil Resseguros S/A	108,945	0.1
52,529		JBS SA	216,069	0.2
48,310		Lojas Renner SA	348,725	0.3
97,988		Petrobras Distribuidora SA	400,487	0.3
45,771		Porto Seguro SA	398,415	0.3
40,932		Sul America SA	342,871	0.2
133,509		Vale SA	1,301,740	1.0
			4,309,662	3.3

		Chile: 0.2%
1,238,060		Colbun SA	202,507	0.1
46,842		Falabella SA	109,146	0.1
			311,653	0.2

		China: 37.5%
444,000		Agile Group Holdings, Ltd.	460,809	0.4
404,000		Air China Ltd. - H Shares	244,681	0.2
40,003	(1)	Alibaba Group Holding Ltd. ADR	8,296,222	6.4
140,000		Anhui Conch Cement Co., Ltd. - H Shares	1,055,670	0.8
41,000		Anta Sports Products Ltd.	367,443	0.3
3,311		Autohome, Inc. ADR	254,716	0.2
751,000	(2)	BAIC Motor Corp. Ltd. - H Shares	304,437	0.2
1,204,000		Bank of China Ltd. - H Shares	442,569	0.3
713,000		Bank of Communications Co., Ltd. - H Shares	434,423	0.3
130,500		Beijing Enterprises Holdings Ltd.	435,670	0.3
47,200		By-health Co. Ltd.	123,988	0.1
150,000		China Aoyuan Group Ltd.	160,841	0.1
527,000		China Coal Energy Co. - H Shares	126,937	0.1
406,000		China Communications Services Corp., Ltd. - H Shares	270,753	0.2
2,133,000		China Construction Bank - H Shares	1,682,283	1.3
941,000		China Everbright Bank Co. Ltd. - H Shares	383,188	0.3
487,000		China Medical System Holdings Ltd.	558,472	0.4
197,500		China Merchants Bank Co., Ltd. - H Shares	930,632	0.7
160,000		China Mobile Ltd.	1,131,319	0.9
588,000		China National Building Material Co., Ltd. - H Shares	667,080	0.5
1,536,000		China Petroleum & Chemical Corp. - H Shares	716,652	0.6
632,000		China Resources Cement Holdings Ltd. - H Shares	798,480	0.6
142,000		China Resources Land Ltd.	566,269	0.4
112,560		China Resources Double Crane Pharmaceutical Co. Ltd. - A Shares	194,090	0.2
426,500		China Shenhua Energy Co., Ltd. - H Shares	781,221	0.6
1,216,000		China Telecom Corp., Ltd. - H Shares	403,387	0.3
506,000		China Unicom Hong Kong Ltd.	294,236	0.2
208,600		Chinese Universe Publishing and Media Group Co. Ltd. - A Shares	331,799	0.3
1,092,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	420,770	0.3
384,000		CIFI Holdings Group Co. Ltd.	278,960	0.2
399,000		CITIC Ltd.	382,798	0.3
624,000		CNOOC Ltd.	712,896	0.6
328,000		Country Garden Holdings Co. Ltd.	410,572	0.3
298,000		CSPC Pharmaceutical Group Ltd.	587,445	0.5
218,000	(2)	Dali Foods Group Co. Ltd.	138,663	0.1
369,000		Fosun International Ltd.	477,627	0.4
44,100		Fujian Sunner Development Co. Ltd. - A Shares	160,481	0.1
895,300		GD Power Development Co. Ltd. - A Shares	228,209	0.2
225,000		Geely Automobile Holdings Ltd.	310,886	0.2
89,760		Giant Network Group Co. Ltd.	209,949	0.2
523,089		Greenland Holdings Corp. Ltd. - A Shares	392,934	0.3
65,000		Haier Electronics Group Co. Ltd.	181,992	0.1
73,800		Haier Smart Home Co. Ltd. - A Shares	171,726	0.1
90,100		Huaxin Cement Co. Ltd.	314,504	0.3
71,400		Hubei Jumpcan Pharmaceutical Co. Ltd. - A Shares	219,785	0.2
2,887,592		Industrial & Commercial Bank of China - H Shares	1,870,345	1.4

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
229,700		Inner Mongolia Yitai Coal Co. Ltd.	$ 134,604	0.1
114,900		Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	117,437	0.1
102,700		Joincare Pharmaceutical Group Industry Co. Ltd.	183,358	0.1
399,000		Kaisa Group Holdings Ltd. - H Shares	147,144	0.1
174,500		Kingboard Holdings Ltd.	424,925	0.3
456,500		Kingboard Laminates Holdings Ltd.	403,238	0.3
324,000		Kunlun Energy Co. Ltd.	199,829	0.2
95,500		Li Ning Co. Ltd.	323,529	0.3
362,000	(2)	Luye Pharma Group Ltd. - H Shares	181,923	0.1
849,000		Metallurgical Corp. of China Ltd. - H Shares	131,968	0.1
21,175		Momo, Inc. ADR	410,795	0.3
123,700		New China Life Insurance Co. Ltd. - H Shares	388,344	0.3
395,000		Nexteer Automotive Group Ltd.	216,908	0.2
562,000		PICC Property & Casualty Co., Ltd. - H Shares	491,708	0.4
175,500		Ping An Insurance Group Co. of China Ltd. - H Shares	1,736,770	1.3
1,464,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	937,686	0.7
168,085		RiseSun Real Estate Development Co. Ltd. - A Shares	183,971	0.2
194,400		Sany Heavy Industry Co. Ltd. - A Shares	501,083	0.4
223,700		Shaanxi Coal Industry Co. Ltd. - A Shares	224,896	0.2
481,500		Shanghai 2345 Network Holding Group Co. Ltd. - A Shares	192,906	0.2
189,800		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	300,886	0.2
434,100		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	502,688	0.4
369,200		Shanxi Lu'an Environmental Energy Development Co. Ltd. - A Shares	287,083	0.2
314,000		Shanxi Xishan Coal & Electricity Power Co. Ltd. - A Shares	210,359	0.2
9,200		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	359,355	0.3
43,200		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	124,175	0.1
330,000		Sino Biopharmaceutical Ltd.	521,444	0.4
779,000		Sinotrans Ltd. - H Shares	162,187	0.1
191,500		Sinotruk Hong Kong Ltd.	466,780	0.4
69,900		Tangshan Jidong Cement Co. Ltd. - A Shares	170,541	0.1
128,800		Tencent Holdings Ltd.	6,975,276	5.4
172,000		Weichai Power Co. Ltd. - H Shares	297,961	0.2
285,230		Wuchan Zhongda Group Co. Ltd. - A Shares	178,023	0.1
8,800		Wuliangye Yibin Co. Ltd. - A Shares	183,157	0.1
289,664		Xiamen C & D, Inc. - A Shares	354,636	0.3
828,000		Yuexiu Property Co. Ltd. - H Shares	149,504	0.1
			48,665,886	37.5

		Czech Republic: 0.1%
66,618	(2)	Moneta Money Bank AS	148,155	0.1

		Egypt: 0.5%
118,057		Commercial International Bank Egypt SAE	470,270	0.4
248,978		Eastern Co. SAE	196,574	0.1
			666,844	0.5

		Hungary: 0.3%
12,464	(1)	OTP Bank Nyrt	418,976	0.3

		India: 8.0%
238,204		Coal India Ltd.	447,085	0.4
9,082		Colgate-Palmolive India Ltd.	167,540	0.1
10,659		Dr Reddys Laboratories Ltd.	573,822	0.5
323,440		GAIL India Ltd.	396,181	0.3
126,708		HCL Technologies Ltd.	924,768	0.7
161,366		Hindalco Industries Ltd.	297,478	0.2
31,842		Hindustan Unilever Ltd.	868,710	0.7
115,253		Infosys Ltd.	1,057,054	0.8
143,807		ITC Ltd.	375,605	0.3
4,375		Nestle India Ltd.	1,018,468	0.8
353,066		Oil & Natural Gas Corp., Ltd.	390,201	0.3
68,625		Petronet LNG Ltd.	229,704	0.2
50,517		Tata Consultancy Services Ltd.	1,321,561	1.0
101,728		Tata Steel Ltd.	398,128	0.3
86,031		Tech Mahindra Ltd.	605,026	0.5
462,737		Vedanta Ltd.	565,654	0.4
247,032		Wipro Ltd.	695,597	0.5
			10,332,582	8.0

		Indonesia: 2.6%
3,458,100		Adaro Energy Tbk PT	261,370	0.2
804,600		Astra International Tbk PT	263,315	0.2
593,200		Bank Central Asia Tbk PT	1,055,533	0.8
1,605,800		Bank Mandiri Persero TBK PT	493,468	0.4

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
459,500		Bank Negara Indonesia Persero Tbk PT	$ 120,946	0.1
808,100		Bank Rakyat Indonesia	163,628	0.1
1,138,400		Bukit Asam Tbk PT	152,353	0.1
53,200		Gudang Garam Tbk PT	177,756	0.2
2,048,100		Hanjaya Mandala Sampoerna Tbk PT	272,834	0.2
383,200		Indah Kiat Pulp and Paper Corp. Tbk PT	138,219	0.1
583,400		Indofood Sukses Makmur Tbk PT	230,232	0.2
			3,329,654	2.6

		Malaysia: 1.9%
377,600		AMMB Holdings Bhd	275,910	0.2
359,600		Genting Bhd	331,552	0.3
109,200		Hong Leong Bank BHD	342,119	0.3
50,100		Hong Leong Financial Group Bhd	154,743	0.1
219,500		Malayan Banking BHD	379,217	0.3
75,600		MISC Bhd	144,639	0.1
95,900		Public Bank BHD	323,800	0.2
472,100		RHB Bank Bhd	518,624	0.4
			2,470,604	1.9

		Mexico: 1.7%
1,359,293		America Movil SAB de CV	903,559	0.7
63,362		Coca-Cola Femsa SAB de CV	278,885	0.2
43,399		El Puerto de Liverpool SAB de CV	108,427	0.1
65,700		Fomento Economico Mexicano SAB de CV	444,548	0.3
67,640		Grupo Financiero Banorte	206,051	0.2
143,972		Grupo Mexico SA de CV Series B	310,155	0.2
			2,251,625	1.7

		Peru: 0.4%
3,815		Credicorp Ltd.	525,783	0.4

		Philippines: 0.4%
123,050		BDO Unibank, Inc.	244,533	0.2
4,555		Globe Telecom, Inc.	206,436	0.2
			450,969	0.4

		Poland: 0.5%
160		LPP SA	274,127	0.2
58,274		Powszechny Zaklad Ubezpieczen SA	434,196	0.3
			708,323	0.5

		Qatar: 0.7%
335,907		Barwa Real Estate Co.	272,841	0.2
142,633		Commercial Bank PQSC	149,639	0.1
112,929		Qatar Islamic Bank SAQ	484,739	0.4
			907,219	0.7

		Russia: 4.0%
14,310,673		Inter RAO UES PJSC	1,013,248	0.8
16,630		Lukoil PJSC	1,250,869	1.0
1,057,206		Magnitogorsk Iron & Steel Works PJSC	610,739	0.5
2,833		MMC Norilsk Nickel OJSC	895,667	0.7
1,589,799		Surgutneftegas PJSC	902,236	0.7
61,315		Tatneft PJSC	466,881	0.3
			5,139,640	4.0

		Saudi Arabia: 1.5%
73,062		Al Rajhi Bank	1,102,136	0.9
46,453	(1)	Alinma Bank	184,041	0.1
13,805		Jarir Marketing Co.	490,587	0.4
33,832		Saudi Industrial Investment Group	177,141	0.1
			1,953,905	1.5

		South Africa: 3.3%
2,750		Capitec Bank Holdings Ltd.	133,389	0.1
27,006		Clicks Group Ltd.	358,131	0.3
49,365		FirstRand Ltd.	113,366	0.1
15,335		Kumba Iron Ore Ltd.	414,152	0.3
553,381		MMI Holdings	543,364	0.4
29,394		Mr Price Group Ltd.	218,786	0.2
5,521		Naspers Ltd.	898,780	0.7
160,600		Old Mutual Ltd.	103,052	0.1
95,613		Pick n Pay Stores Ltd.	290,293	0.2
104,693		Standard Bank Group Ltd.	609,378	0.5
261,911		Telkom SA Ltd.	264,862	0.2
28,128		Vodacom Group Pty Ltd.	202,290	0.1
102,151		Woolworths Holdings Ltd./South Africa	168,814	0.1
			4,318,657	3.3

		South Korea: 9.4%
62,011		BNK Financial Group, Inc.	255,274	0.2
8,662		Daelim Industrial Co., Ltd.	648,187	0.5
9,162		DB Insurance Co. Ltd.	322,151	0.3
20,648		Doosan Bobcat, Inc.	396,609	0.3
5,746		Fila Holdings Corp.	179,343	0.1
19,263		GS Engineering & Construction Corp.	445,923	0.3
13,514		GS Holdings Corp.	412,480	0.3
13,687		GS Retail Co. Ltd.	471,676	0.4
31,911		Hana Financial Group, Inc.	771,024	0.6
13,558		Hanwha Corp.	221,257	0.2
17,765		HDC Hyundai Development Co-Engineering & Construction	287,036	0.2
2,741		Hyundai Glovis Co., Ltd.	250,967	0.2
8,460		Hyundai Marine & Fire Insurance Co., Ltd.	166,143	0.1
3,283		Hyundai Mobis Co. Ltd.	526,386	0.4
5,346		Kakao Corp.	1,141,706	0.9
7,430		KB Financial Group, Inc.	202,773	0.2
21,518		Kia Motors Corp.	598,341	0.5
11,519		LG Electronics, Inc.	553,853	0.4
2,954		POSCO	434,598	0.3
18,748		Posco International Corp.	242,998	0.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
1,544	Samsung Fire & Marine Insurance Co. Ltd.	$ 228,155	0.2
34,288	Shinhan Financial Group Co., Ltd.	838,063	0.6
1,209	Shinsegae, Inc.	239,984	0.2
2,916	SK Holdings Co. Ltd.	565,366	0.4
13,900	SK Hynix, Inc.	921,745	0.7
1,897	SK Telecom Co., Ltd.	331,314	0.3
77,047	Woori Financial Group, Inc.	568,544	0.4
		12,221,896	9.4

	Taiwan: 12.9%
49,000	Catcher Technology Co., Ltd.	357,108	0.3
156,000	Chailease Holding Co. Ltd.	608,049	0.5
214,000	Chicony Electronics Co. Ltd.	613,993	0.5
342,000	Foxconn Technology Co., Ltd.	615,842	0.5
42,000	Globalwafers Co. Ltd.	509,181	0.4
173,000	HON HAI Precision Industry Co., Ltd.	437,672	0.3
4,000	Largan Precision Co. Ltd.	512,427	0.4
611,000	Lite-On Technology Corp.	980,542	0.7
11,000	MediaTek, Inc.	169,835	0.1
86,000	Novatek Microelectronics Corp., Ltd.	588,847	0.4
462,000	Pou Chen Corp.	455,609	0.3
277,000	Powertech Technology, Inc.	897,106	0.7
115,000	Realtek Semiconductor Corp.	993,330	0.8
205,000	Synnex Technology International Corp.	303,523	0.2
584,962	Taiwan Semiconductor Manufacturing Co., Ltd.	5,686,576	4.4
378,000	Uni-President Enterprises Corp.	917,498	0.7
927,000	United Microelectronics Corp.	478,483	0.4
67,000	Walsin Technology Corp.	418,734	0.3
385,000	Wistron Corp.	367,053	0.3
222,000	Zhen Ding Technology Holding Ltd.	887,238	0.7
		16,798,646	12.9

	Thailand: 1.5%
47,500	Advanced Info Service PCL	287,556	0.2
333,800	Home Product Center PCL	156,033	0.1
218,600	Indorama Ventures PCL	196,568	0.2
1,290,100	Krung Thai Bank PCL	423,044	0.3
469,200	PTT PCL (Foreign)	525,056	0.4
145,800	PTT Exploration & Production PCL	386,861	0.3
		1,975,118	1.5

	Turkey: 0.6%
149,582	Eregli Demir ve Celik Fabrikalari TAS	176,378	0.1
511,063	Haci Omer Sabanci Holding AS	621,394	0.5
		797,772	0.6

	United Arab Emirates: 0.9%
261,755	Dubai Islamic Bank PJSC	252,168	0.2
570,901	(1) Emaar Properties PJSC	389,538	0.3
115,828	Emirates Telecommunications Group Co. PJSC	494,048	0.4
		1,135,754	0.9

	Total Common Stock
	(Cost $129,837,941)	120,225,612	92.5

EXCHANGE-TRADED FUNDS: 2.1%
70,576	iShares MSCI Emerging Markets ETF	2,662,833	2.1

	Total Exchange-Traded Funds
	(Cost $2,386,929)	2,662,833	2.1

PREFERRED STOCK: 4.7%
	Brazil: 1.6%
78,817	Banco Bradesco SA	278,266	0.2
82,373	Centrais Eletricas Brasileiras SA	474,668	0.4
200,305	Investimentos Itau SA	334,449	0.3
262,902	Petroleo Brasileiro SA	980,900	0.7
		2,068,283	1.6

	Colombia: 0.1%
855,219	Grupo Aval Acciones y Valores	192,825	0.1

	South Korea: 3.0%
111,989	Samsung Electronics Co., Ltd.	3,899,042	3.0

	Total Preferred Stock
	(Cost $6,947,277)	6,160,150	4.7

	Total Long-Term Investments
	(Cost $139,172,147)	129,048,595	99.3

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
1,318,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $1,318,000)	1,318,000	1.0

	Total Short-Term Investments
	(Cost $1,318,000)	1,318,000	1.0

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Total Investments in Securities (Cost $140,490,147)	$ 130,366,595	100.3
Liabilities in Excess of Other Assets	(427,765)	(0.3)
Net Assets	$ 129,938,830	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of May 31, 2020.

Sector Diversification	Percentage of Net Assets
Financials	20.7%
Information Technology	19.5
Consumer Discretionary	13.2
Communication Services	10.7
Energy	7.3
Materials	7.1
Consumer Staples	5.7
Industrials	5.2
Health Care	2.9
Real Estate	2.6
Utilities	2.3
Exchange-Traded Funds	2.1
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$386,289	$–	$–	$386,289
Brazil	4,309,662	–	–	4,309,662
Chile	311,653	–	–	311,653
China	9,096,337	39,569,549	–	48,665,886
Czech Republic	–	148,155	–	148,155
Egypt	–	666,844	–	666,844
Hungary	–	418,976	–	418,976
India	–	10,332,582	–	10,332,582
Indonesia	–	3,329,654	–	3,329,654
Malaysia	–	2,470,604	–	2,470,604
Mexico	2,251,625	–	–	2,251,625
Peru	525,783	–	–	525,783
Philippines	–	450,969	–	450,969
Poland	–	708,323	–	708,323
Qatar	–	907,219	–	907,219
Russia	–	5,139,640	–	5,139,640
Saudi Arabia	–	1,953,905	–	1,953,905
South Africa	850,714	3,467,943	–	4,318,657
South Korea	–	12,221,896	–	12,221,896
Taiwan	–	16,798,646	–	16,798,646
Thailand	–	1,975,118	–	1,975,118
Turkey	176,378	621,394	–	797,772
United Arab Emirates	–	1,135,754	–	1,135,754

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Total Common Stock	17,908,441	102,317,171	–	120,225,612
Exchange-Traded Funds	$2,662,833	$–	$–	$2,662,833
Preferred Stock	2,261,108	3,899,042	–	6,160,150
Short-Term Investments	1,318,000	–	–	1,318,000
Total Investments, at fair value	$24,150,382	$106,216,213	$–	$130,366,595
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,412,249)	$–	$(1,412,249)
Total Liabilities	$–	$(1,412,249)	$–	$(1,412,249)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2020, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

iShares MSCI Emerging Markets ETF	BNP Paribas	Call	06/05/20	USD	35.850	362,401	USD	13,673,390	$453,762	$(717,171)
iShares MSCI Emerging Markets ETF	Barclays Bank PLC	Call	06/19/20	USD	36.030	349,709	USD	13,194,520	437,836	(695,078)
									$891,598	$(1,412,249)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $141,357,522.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,667,706
Gross Unrealized Depreciation	(21,969,183)

Net Unrealized Depreciation	$(12,301,477)